PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96.2%
Australia : 0.5%
27,347
Anglogold Ashanti PLC
$ 2,729,559
0.5
Brazil : 3.6%
244,308
Ambev SA
719,267
0.1
64,068
Axia Energia
723,816
0.1
284,074  B3 SA - Brasil Bolsa
Balcao
1,009,095
0.2
82,036
Banco Bradesco SA
265,120
0.1
66,171
Banco BTG Pactual SA
722,664
0.1
92,204
Banco do Brasil SA
410,480
0.1
33,628  BB Seguridade
Participacoes SA
226,184
0.0
32,200  Caixa Seguridade
Participacoes S/A
113,263
0.0
26,230  Cia de Saneamento
Basico do Estado de Sao
Paulo SABESP
803,271
0.1
90,300  Cia Paranaense de
Energia - Copel
269,165
0.1
14,602
CPFL Energia SA
137,257
0.0
38,400
Embraer SA
570,457
0.1
19,364
Energisa S/A
196,074
0.0
55,700
(1)
Eneva SA
263,991
0.1
67,470
Equatorial Energia SA
532,872
0.1
46,406
Klabin SA
175,775
0.0
51,180
Localiza Rent a Car SA
464,783
0.1
35,877  MBRF Global Foods Co.
SA
149,677
0.0
60,777  Motiva Infraestrutura de
Mobilidade SA
185,974
0.0
183,485
(1)
NU Holdings Ltd./Cayman
Islands - Class A
2,636,679
0.5
203,185
Petroleo Brasileiro SA
2,106,438
0.4
13,100
Porto Seguro SA
127,463
0.0
46,034
(1)
PRIO SA/Brazil
589,217
0.1
72,410
Raia Drogasil SA
327,393
0.1
43,960
(2)
Rede D'Or Sao Luiz SA
330,304
0.1
74,594
Rumo SA
235,165
0.0
12,522
(1)
StoneCo Ltd. - Class A
176,811
0.0
37,164
Suzano SA
372,440
0.1
45,040
Telefonica Brasil SA
357,548
0.1
48,200
TIM SA/Brazil
255,337
0.0
33,048
Totvs SA
223,495
0.0
41,720
Ultrapar Participacoes SA
230,755
0.0
196,033
Vale SA - Foreign
3,121,102
0.5
59,224
Vibra Energia SA
360,385
0.1
90,503
WEG SA
889,681
0.2
21,860
XP, Inc. - Class A
416,214
0.1
20,695,612
3.6
Chile : 0.4%
2,473,556
Banco de Chile
448,961
0.1
4,936  Banco de Credito e
Inversiones SA
319,737
0.1
3,676,951
Banco Santander Chile
304,474
0.1
70,212
Cencosud SA
191,687
0.0
68,962
Empresas CMPC SA
93,810
0.0
21,909
Empresas Copec SA
151,380
0.0
1,722,603
Enel Chile SA
132,953
0.0
34,331
Falabella SA
210,154
0.0
16,697,948
Latam Airlines Group SA
411,202
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Chile (continued)
42,544
Plaza SA
$ 181,060
0.0
2,445,418
0.4
China : 24.6%
101,500
(2)
3SBio, Inc.
299,218
0.1
46,000  AAC Technologies
Holdings, Inc.
197,307
0.0
2,527  Advanced Micro-
Fabrication Equipment,
Inc. China - Class A
114,214
0.0
14,100  AECC Aviation Power Co.
Ltd. - Class A
98,739
0.0
347,100  Agricultural Bank of
China Ltd. - Class A
336,639
0.1
1,384,000  Agricultural Bank of
China Ltd. - Class H
989,982
0.2
55,691  Aier Eye Hospital Group
Co. Ltd. - Class A
77,182
0.0
8,000
Airtac International Group
254,804
0.1
35,000
(1)(2)
Akeso, Inc.
595,942
0.1
932,000  Alibaba Group Holding
Ltd.
14,608,624
2.5
330,000
(1)(3)
Alibaba Health
Information Technology
Ltd.
198,996
0.0
81,300  Aluminum Corp. of China
Ltd. - Class A
136,724
0.0
176,000  Aluminum Corp. of China
Ltd. - Class H
257,482
0.1
25,100  Anhui Conch Cement Co.
Ltd. - Class A
84,595
0.0
64,000  Anhui Conch Cement Co.
Ltd. - Class H
174,198
0.0
2,800  Anhui Gujing Distillery
Co. Ltd. - Class A
41,907
0.0
10,300
(1)
Anhui Jianghuai
Automobile Group Corp.
Ltd. - Class A
69,785
0.0
65,400  ANTA Sports Products
Ltd.
639,329
0.1
10,200  Avary Holding Shenzhen
Co. Ltd. - Class A
78,810
0.0
193,000
(3)
AviChina Industry &
Technology Co. Ltd. -
Class H
82,419
0.0
120,750
(1)
Baidu, Inc. - Class A
1,687,867
0.3
21,400  Baiyin Nonferrous Group
Co. Ltd. - Class A
25,616
0.0
112,300  Bank of Beijing Co. Ltd. -
Class A
89,571
0.0
200,200  Bank of China Ltd. -
Class A
170,199
0.0
3,716,000  Bank of China Ltd. -
Class H
2,372,799
0.4
202,300  Bank of Communications
Co. Ltd. - Class A
205,119
0.1
421,000  Bank of Communications
Co. Ltd. - Class H
380,501
0.1
40,000  Bank of Hangzhou Co.
Ltd. - Class A
97,173
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
83,200  Bank of Jiangsu Co. Ltd.
- Class A
$ 131,517
0.0
59,100  Bank of Nanjing Co. Ltd.
- Class A
97,442
0.0
30,600  Bank of Ningbo Co. Ltd.
- Class A
134,879
0.0
75,000  Bank of Shanghai Co.
Ltd. - Class A
107,590
0.0
110,200  Baoshan Iron & Steel Co.
Ltd. - Class A
103,000
0.0
32,000  Beijing Enterprises
Holdings Ltd.
122,342
0.0
2,493  Beijing Kingsoft Office
Software, Inc. - Class A
85,311
0.0
228,800  Beijing-Shanghai High
Speed Railway Co. Ltd. -
Class A
168,219
0.0
13,920
(1)
Bilibili, Inc. - Class Z
313,771
0.1
2,051
(1)
Biwin Storage Technology
Co. Ltd. - Class A
65,757
0.0
10,900
(2)
BOC Aviation Ltd.
108,779
0.0
217,700  BOE Technology Group
Co. Ltd. - Class A
124,238
0.0
260,000  Bosideng International
Holdings Ltd.
133,830
0.0
23,700
BYD Co. Ltd. - Class A
366,232
0.1
193,600
(3)
BYD Co. Ltd. - Class H
2,646,771
0.5
47,500  BYD Electronic
International Co. Ltd.
170,862
0.0
52,000
(3)
C&D International
Investment Group Ltd.
84,123
0.0
1,285
(1)
Cambricon Technologies
Corp. Ltd. - Class A
186,826
0.0
664,000
(2)
CGN Power Co. Ltd. -
Class H
298,884
0.1
12,500  Chaozhou Three-Circle
Group Co. Ltd. - Class A
98,066
0.0
477,000  China CITIC Bank Corp.
Ltd. - Class H
483,161
0.1
907,000
(1)(2)
China CITIC Financial
Asset Management Co.
Ltd. - Class H
92,182
0.0
115,000  China Coal Energy Co.
Ltd. - Class H
193,817
0.0
107,400  China Construction Bank
Corp. - Class A
150,211
0.0
5,138,000  China Construction Bank
Corp. - Class H
5,545,004
1.0
36,500  China CSSC Holdings
Ltd. - Class A
164,180
0.0
118,100
(1)
China Eastern Airlines
Corp. Ltd. - Class A
73,371
0.0
229,000  China Energy
Engineering Corp. Ltd. -
Class A
96,910
0.0
239,700  China Everbright Bank
Co. Ltd. - Class A
111,728
0.0
234,000
(2)
China Feihe Ltd.
104,594
0.0
214,500  China Galaxy Securities
Co. Ltd. - Class H
218,667
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
174,400
(3)
China Gas Holdings Ltd.
$ 159,362
0.0
13,700  China Gold International
Resources Corp. Ltd.
271,263
0.1
157,500  China Hongqiao Group
Ltd.
711,460
0.1
108,000
(2)
China International
Capital Corp. Ltd. - Class
H
239,777
0.1
414,000  China Life Insurance Co.
Ltd. - Class H
1,320,756
0.2
26,800
(1)(2)(3)
China Literature Ltd.
87,853
0.0
165,000  China Longyuan Power
Group Corp. Ltd. - Class
H
151,033
0.0
174,000  China Mengniu Dairy Co.
Ltd.
384,419
0.1
78,500  China Merchants Bank
Co. Ltd. - Class A
448,586
0.1
199,500  China Merchants Bank
Co. Ltd. - Class H
1,267,668
0.2
78,810  China Merchants Port
Holdings Co. Ltd.
147,881
0.0
43,600  China Merchants
Securities Co. Ltd. -
Class A
98,197
0.0
454,000  China Minsheng Banking
Corp. Ltd. - Class H
213,514
0.1
216,000  China National Building
Material Co. Ltd. - Class
H
132,510
0.0
113,700  China National Nuclear
Power Co. Ltd. - Class A
149,391
0.0
85,000  China Nonferrous Mining
Corp. Ltd.
127,569
0.0
17,700  China Northern Rare
Earth Group High-Tech
Co. Ltd. - Class A
123,370
0.0
122,000  China Oilfield Services
Ltd. - Class H
139,787
0.0
207,000  China Overseas Land &
Investment Ltd.
308,698
0.1
30,300  China Pacific Insurance
Group Co. Ltd. - Class A
164,171
0.0
134,000  China Pacific Insurance
Group Co. Ltd. - Class H
548,810
0.1
91,500  China Petroleum &
Chemical Corp. - Class A
77,646
0.0
1,294,000  China Petroleum &
Chemical Corp. - Class H
743,829
0.1
284,000  China Railway Group Ltd.
- Class H
147,484
0.0
90,000  China Resources Beer
Holdings Co. Ltd.
297,850
0.1
58,700  China Resources Gas
Group Ltd.
143,033
0.0
169,000  China Resources Land
Ltd.
626,370
0.1
9,600  China Resources
Microelectronics Ltd. -
Class A
62,748
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
39,800
(2)
China Resources Mixc
Lifestyle Services Ltd.
$ 240,491
0.1
118,000
(3)
China Resources Power
Holdings Co. Ltd.
275,649
0.1
692,000
(1)
China Ruyi Holdings Ltd.
135,429
0.0
33,000  China Shenhua Energy
Co. Ltd. - Class A
223,322
0.1
171,500  China Shenhua Energy
Co. Ltd. - Class H
1,015,138
0.2
79,300
(1)
China Southern Airlines
Co. Ltd. - Class A
65,319
0.0
196,900  China State Construction
Engineering Corp. Ltd. -
Class A
143,493
0.0
84,000  China State Construction
International Holdings
Ltd.
89,236
0.0
82,800  China Taiping Insurance
Holdings Co. Ltd.
218,655
0.1
187,800  China Three Gorges
Renewables Group Co.
Ltd. - Class A
116,157
0.0
8,900  China Tourism Group
Duty Free Corp. Ltd. -
Class A
91,469
0.0
245,800
(2)
China Tower Corp. Ltd. -
Class H
336,086
0.1
10,500  China Tungsten And
Hightech Materials Co.
Ltd. - Class A
73,683
0.0
156,500  China United Network
Communications Ltd. -
Class A
101,372
0.0
91,700  China Yangtze Power Co.
Ltd. - Class A
359,502
0.1
55,100  Chongqing Changan
Automobile Co. Ltd. -
Class A
80,312
0.0
161,000  Chongqing Rural
Commercial Bank Co.
Ltd. - Class H
139,416
0.0
116,400  Chow Tai Fook Jewellery
Group Ltd.
163,610
0.0
199,000
CITIC Ltd.
303,045
0.1
56,100  CITIC Securities Co. Ltd.
- Class A
196,875
0.0
80,000  CITIC Securities Co. Ltd.
- Class H
244,973
0.1
78,700  CMOC Group Ltd. - Class
A
200,681
0.1
192,000  CMOC Group Ltd. - Class
H
403,807
0.1
14,880  Contemporary Amperex
Technology Co. Ltd. -
Class A
880,391
0.2
5,100
(3)
Contemporary Amperex
Technology Co. Ltd. -
Class H
406,512
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
66,000  COSCO Shipping
Holdings Co. Ltd. - Class
A
$ 144,091
0.0
120,500  COSCO Shipping
Holdings Co. Ltd. - Class
H
229,465
0.1
117,800  CRRC Corp. Ltd. - Class
A
108,767
0.0
213,000  CRRC Corp. Ltd. - Class
H
138,744
0.0
25,900  CSC Financial Co. Ltd. -
Class A
81,134
0.0
440,000  CSPC Pharmaceutical
Group Ltd.
519,271
0.1
119,800  Daqin Railway Co. Ltd. -
Class A
92,952
0.0
67,440  East Money Information
Co. Ltd. - Class A
186,418
0.0
2,450  Eastroc Beverage Group
Co. Ltd. - Class A
72,799
0.0
44,300  ENN Energy Holdings
Ltd.
360,709
0.1
3,460  Eoptolink Technology, Inc.
Ltd. - Class A
229,624
0.1
9,300  Eve Energy Co. Ltd. -
Class A
85,314
0.0
27,800  Everbright Securities Co.
Ltd. - Class A
61,833
0.0
136,000
Far East Horizon Ltd.
122,953
0.0
89,200  Focus Media Information
Technology Co. Ltd. -
Class A
85,162
0.0
22,520  Foshan Haitian
Flavouring & Food Co.
Ltd. - Class A
134,249
0.0
60,300  Founder Securities Co.
Ltd. - Class A
59,757
0.0
46,000  Foxconn Industrial
Internet Co. Ltd. - Class A
355,057
0.1
12,000  Fuyao Glass Industry
Group Co. Ltd. - Class A
100,097
0.0
29,600
(2)
Fuyao Glass Industry
Group Co. Ltd. - Class H
222,665
0.1
30,400
(2)
Ganfeng Lithium Group
Co. Ltd. - Class H
288,277
0.1
1,434,000
(1)
GCL Technology Holdings
Ltd.
159,279
0.0
116,600  GD Power Development
Co. Ltd. - Class A
81,928
0.0
61,600
(1)
GDS Holdings Ltd. -
Class A
311,708
0.1
345,000  Geely Automobile
Holdings Ltd.
920,446
0.2
76,000
(1)
Genscript Biotech Corp.
107,787
0.0
76,800  GF Securities Co. Ltd. -
Class H
142,669
0.0
23,200
(2)
Giant Biogene Holding
Co. Ltd.
82,002
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
2,900  GigaDevice
Semiconductor, Inc. -
Class A
$ 103,194
0.0
20,700
GoerTek, Inc. - Class A
68,937
0.0
16,500  Goldwind Science &
Technology Co. Ltd. -
Class A
63,868
0.0
141,000  Great Wall Motor Co. Ltd.
- Class H
228,275
0.1
14,500  Gree Electric Appliances,
Inc. of Zhuhai - Class A
79,815
0.0
10,400  Guangdong Haid Group
Co. Ltd. - Class A
74,987
0.0
180,000  Guangdong Investment
Ltd.
180,287
0.0
10,500  Guangzhou Tinci
Materials Technology Co.
Ltd. - Class A
70,503
0.0
45,800  Guosen Securities Co.
Ltd. - Class A
74,934
0.0
68,878  Guotai Junan Securities
Co. Ltd. - Class A
166,716
0.0
90,992
(2)
Guotai Junan Securities
Co. Ltd. - Class H
156,045
0.0
10,732
H World Group Ltd., ADR
539,712
0.1
96,000
(2)
Haidilao International
Holding Ltd.
176,720
0.0
143,000  Haier Smart Home Co.
Ltd. - Class H
383,090
0.1
42,000  Haitian International
Holdings Ltd.
109,134
0.0
3,300  Hangzhou Chang Chuan
Technology Co. Ltd. -
Class A
58,780
0.0
84,000
(2)
Hansoh Pharmaceutical
Group Co. Ltd.
384,505
0.1
40,500  Hengan International
Group Co. Ltd.
143,315
0.0
38,200  Hengli Petrochemical Co.
Ltd. - Class A
120,830
0.0
6,780
(1)
Hesai Group
128,859
0.0
2,200  Hithink RoyalFlush
Information Network Co.
Ltd. - Class A
96,182
0.0
283,800
(1)
Horizon Robotics
245,792
0.1
42,000
(1)(2)
Hua Hong Semiconductor
Ltd. - Class H
423,796
0.1
12,400  Huadong Medicine Co.
Ltd. - Class A
63,886
0.0
284,000  Huaneng Power
International, Inc. - Class
H
215,043
0.1
44,700  Huatai Securities Co. Ltd.
- Class A
116,601
0.0
66,000
(2)
Huatai Securities Co. Ltd.
- Class H
126,028
0.0
76,400  Huaxia Bank Co. Ltd. -
Class A
81,102
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
8,246  Hygon Information
Technology Co. Ltd. -
Class A
$ 257,542
0.1
8,700  IEIT Systems Co. Ltd. -
Class A
72,370
0.0
13,500
Iflytek Co. Ltd. - Class A
91,690
0.0
266,400  Industrial & Commercial
Bank of China Ltd. -
Class A
294,566
0.1
3,432,000  Industrial & Commercial
Bank of China Ltd. -
Class H
3,025,130
0.5
85,900  Industrial Bank Co. Ltd. -
Class A
234,017
0.1
263,300  Inner Mongolia BaoTou
Steel Union Co. Ltd. -
Class A
96,875
0.0
30,700  Inner Mongolia Yili
Industrial Group Co. Ltd.
- Class A
117,572
0.0
74,100  Inner Mongolia Yitai Coal
Co. Ltd. - Class B
159,389
0.0
80,500
(1)(2)
Innovent Biologics, Inc.
885,465
0.2
142,400
(1)
J&T Global Express Ltd.
183,603
0.0
12,900  JCET Group Co. Ltd. -
Class A
73,938
0.0
61,850
(1)(2)
JD Health International,
Inc.
377,526
0.1
119,100
(1)(2)
JD Logistics, Inc.
210,247
0.1
128,050
JD.com, Inc. - Class A
1,887,523
0.3
84,000  Jiangsu Expressway Co.
Ltd. - Class H
108,325
0.0
6,800  Jiangsu Hengli Hydraulic
Co. Ltd. - Class A
95,844
0.0
27,400  Jiangsu Hengrui
Pharmaceuticals Co. Ltd.
- Class A
221,417
0.1
9,200  Jiangsu Yanghe Brewery
Joint-Stock Co. Ltd. -
Class A
67,819
0.0
69,000  Jiangxi Copper Co. Ltd. -
Class H
306,445
0.1
21,038
Kanzhun Ltd., ADR
281,699
0.1
109,500  KE Holdings, Inc. - Class
A
542,290
0.1
175,000
(1)
Kingdee International
Software Group Co. Ltd.
194,275
0.0
61,400
Kingsoft Corp. Ltd.
178,896
0.0
139,800
(2)
Kuaishou Technology
823,468
0.2
12,500
(1)
Kuang-Chi Technologies
Co. Ltd. - Class A
70,016
0.0
226,000
Kunlun Energy Co. Ltd.
206,507
0.1
6,000
(1)
Kunlun Tech Co. Ltd. -
Class A
43,432
0.0
4,100  Kweichow Moutai Co.
Ltd. - Class A
863,396
0.2
1,600
(3)
Laopu Gold Co. Ltd. -
Class H
129,528
0.0
436,000
Lenovo Group Ltd.
524,383
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
23,700  Lens Technology Co. Ltd.
- Class A
$ 98,544
0.0
67,400
(1)(3)
Li Auto, Inc. - Class A
594,920
0.1
128,500
Li Ning Co. Ltd.
355,023
0.1
124,000
(2)(3)
Longfor Group Holdings
Ltd.
120,722
0.0
43,000
(1)
LONGi Green Energy
Technology Co. Ltd. -
Class A
110,318
0.0
28,800  Luxshare Precision
Industry Co. Ltd. - Class
A
211,574
0.1
6,443  Luzhou Laojiao Co. Ltd.
- Class A
98,218
0.0
217,000
(2)
Meitu, Inc.
120,896
0.0
268,100
(1)(2)
Meituan - Class B
2,925,574
0.5
17,500  Midea Group Co. Ltd. -
Class A
194,930
0.0
17,600  Midea Group Co. Ltd. -
Class H
189,414
0.0
30,800
(3)
MINISO Group Holding
Ltd.
124,396
0.0
245,600
(1)
MMG Ltd.
232,694
0.1
5,251  Montage Technology Co.
Ltd. - Class A
97,676
0.0
24,500  Muyuan Foods Co. Ltd. -
Class A
147,925
0.0
41,500  NARI Technology Co. Ltd.
- Class A
157,368
0.0
3,070  NAURA Technology
Group Co. Ltd. - Class A
201,893
0.1
5,500
(1)(2)
NetEase Cloud Music,
Inc.
91,372
0.0
93,900
NetEase, Inc.
2,098,178
0.4
12,300  New China Life Insurance
Co. Ltd. - Class A
110,978
0.0
45,700  New China Life Insurance
Co. Ltd. - Class H
272,071
0.1
74,600  New Oriental Education &
Technology Group, Inc.
422,555
0.1
8,045  Ningbo Tuopu Group Co.
Ltd. - Class A
67,784
0.0
36,100  Ningxia Baofeng Energy
Group Co. Ltd. - Class A
151,858
0.0
100,930
(1)
NIO, Inc. - Class A
613,287
0.1
106,000
(2)
Nongfu Spring Co. Ltd. -
Class H
640,987
0.1
55,600  Orient Securities Co. Ltd./
China - Class A
73,455
0.0
38,269
(1)
PDD Holdings, Inc., ADR
3,910,326
0.7
519,000  People's Insurance Co.
Group of China Ltd. -
Class H
361,447
0.1
104,500  PetroChina Co. Ltd. -
Class A
182,734
0.0
1,094,000  PetroChina Co. Ltd. -
Class H
1,500,816
0.3
370,000  PICC Property & Casualty
Co. Ltd. - Class H
681,088
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
100,900  Ping An Bank Co. Ltd. -
Class A
$ 162,446
0.0
41,500  Ping An Insurance Group
Co. of China Ltd. - Class
A
343,862
0.1
354,000  Ping An Insurance Group
Co. of China Ltd. - Class
H
2,721,982
0.5
11,400
(1)
Pony AI, Inc. - Class A
101,128
0.0
29,400
(2)(3)
Pop Mart International
Group Ltd.
546,939
0.1
572,000
(2)
Postal Savings Bank of
China Co. Ltd. - Class H
359,336
0.1
99,300  Power Construction Corp.
of China Ltd. - Class A
83,080
0.0
32,000
(1)
Qinghai Salt Lake
Industry Co. Ltd. - Class
A
174,322
0.0
5,600  Range Intelligent
Computing Technology
Group Co. Ltd. - Class A
66,743
0.0
11,000
(1)(2)
Remegen Co. Ltd. - Class
H
137,092
0.0
600  RoboTechnik Intelligent
Technology Co. Ltd. -
Class A
33,727
0.0
58,000  Rongsheng
Petrochemical Co. Ltd. -
Class A
101,602
0.0
40,700  SAIC Motor Corp. Ltd. -
Class A
86,940
0.0
34,500  Sanan Optoelectronics
Co. Ltd. - Class A
58,812
0.0
39,900  Sany Heavy Industry Co.
Ltd. - Class A
112,072
0.0
47,500  SDIC Power Holdings Co.
Ltd. - Class A
97,551
0.0
1,551,000
(1)(2)
SenseTime Group, Inc. -
Class B
369,404
0.1
6,200  Seres Group Co. Ltd. -
Class A
82,218
0.0
23,500  SF Holding Co. Ltd. -
Class A
130,189
0.0
40,500  Shaanxi Coal Industry
Co. Ltd. - Class A
150,024
0.0
21,800  Shandong Gold Mining
Co. Ltd. - Class A
129,637
0.0
45,250
(2)
Shandong Gold Mining
Co. Ltd. - Class H
190,854
0.0
168,000  Shandong Weigao Group
Medical Polymer Co. Ltd.
- Class H
80,777
0.0
62,900
(1)
Shanghai Electric Group
Co. Ltd. - Class A
73,448
0.0
13,900  Shanghai Fosun
Pharmaceutical Group
Co. Ltd. - Class A
53,983
0.0
126,500  Shanghai Pudong
Development Bank Co.
Ltd. - Class A
186,412
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
4,593  Shanghai United Imaging
Healthcare Co. Ltd. -
Class A
$ 74,936
0.0
1,700  Shannon Semiconductor
Technology Co. Ltd. -
Class A
32,628
0.0
5,100  Shanxi Xinghuacun Fen
Wine Factory Co. Ltd. -
Class A
106,145
0.0
1,700  Sharetronic Data
Technology Co. Ltd. -
Class A
52,832
0.0
10,300  Shengyi Technology Co.
Ltd. - Class A
82,708
0.0
3,000  Shennan Circuits Co. Ltd.
- Class A
97,957
0.0
154,000  Shenwan Hongyuan
Group Co. Ltd. - Class A
105,176
0.0
4,300  Shenzhen Envicool
Technology Co. Ltd. -
Class A
53,570
0.0
8,000  Shenzhen Inovance
Technology Co. Ltd. -
Class A
78,372
0.0
1,500
(1)
Shenzhen Longsys
Electronics Co. Ltd. -
Class A
67,618
0.0
5,700  Shenzhen Mindray Bio-
Medical Electronics Co.
Ltd. - Class A
137,240
0.0
3,700  Shenzhen Sunway
Communication Co. Ltd.
- Class A
35,666
0.0
45,500  Shenzhou International
Group Holdings Ltd.
278,014
0.1
2,900
(1)
Sichuan Kelun-Biotech
Biopharmaceutical Co.
Ltd. - Class H
172,002
0.0
563,000  Sino Biopharmaceutical
Ltd.
427,723
0.1
8,500  Sinoma Science &
Technology Co. Ltd. -
Class A
49,041
0.0
75,200  Sinopharm Group Co.
Ltd. - Class H
195,096
0.0
40,500
Sinotruk Hong Kong Ltd.
202,064
0.1
115,000
(2)
Smoore International
Holdings Ltd.
131,247
0.0
7,400  Sungrow Power Supply
Co. Ltd. - Class A
164,592
0.0
40,500  Sunny Optical Technology
Group Co. Ltd.
282,376
0.1
7,300  Suzhou Dongshan
Precision Manufacturing
Co. Ltd. - Class A
112,849
0.0
1,300  Suzhou Maxwell
Technologies Co. Ltd. -
Class A
43,698
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
2,700  Suzhou TFC Optical
Communication Co. Ltd.
- Class A
$ 121,487
0.0
23,538
(1)
TAL Education Group,
ADR
267,627
0.1
30,530
TBEA Co. Ltd. - Class A
119,375
0.0
129,540  TCL Technology Group
Corp. - Class A
80,765
0.0
346,200
Tencent Holdings Ltd.
21,835,658
3.8
31,575  Tencent Music
Entertainment Group,
ADR
293,016
0.1
9,200
(1)
Tianqi Lithium Corp. -
Class A
75,099
0.0
114,000  Tingyi Cayman Islands
Holding Corp.
190,327
0.0
75,200  Tongcheng Travel
Holdings Ltd.
173,983
0.0
28,200
(1)
Tongwei Co. Ltd. - Class
A
68,663
0.0
33,350
Trip.com Group Ltd.
1,648,115
0.3
38,000  Tsingtao Brewery Co. Ltd.
- Class H
236,065
0.1
12,400
(1)
UBTech Robotics Corp.
Ltd. - Class H
138,006
0.0
20,700  Unisplendour Corp. Ltd.
- Class A
75,994
0.0
2,100
(1)
Verisilicon
Microelectronics
Shanghai Co. Ltd. - Class
A
63,443
0.0
3,400  Victory Giant Technology
Huizhou Co. Ltd. - Class
A
127,164
0.0
17,716  Vipshop Holdings Ltd.,
ADR
278,496
0.1
15,200  Wanhua Chemical Group
Co. Ltd. - Class A
176,664
0.0
286,000  Want Want China
Holdings Ltd.
169,241
0.0
48,000  Weichai Power Co. Ltd. -
Class A
170,579
0.0
87,000  Weichai Power Co. Ltd. -
Class H
308,521
0.1
39,900  Wens Foodstuffs Group
Co. Ltd. - Class A
95,993
0.0
6,600  Will Semiconductor Co.
Ltd. Shanghai - Class A
92,030
0.0
15,300  Wuliangye Yibin Co. Ltd.
- Class A
229,758
0.1
8,100  WUS Printed Circuit
Kunshan Co. Ltd. - Class
A
91,749
0.0
11,500  WuXi AppTec Co. Ltd. -
Class A
166,827
0.0
18,400
(2)
WuXi AppTec Co. Ltd. -
Class H
281,804
0.1
190,500
(1)(2)
Wuxi Biologics Cayman,
Inc.
819,244
0.2
21,000
(1)
WuXi XDC Cayman, Inc.
159,286
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
59,100  XCMG Construction
Machinery Co. Ltd. -
Class A
$ 87,010
0.0
931,200
(1)(2)
Xiaomi Corp. - Class B
3,846,472
0.7
304,000
(3)
Xinyi Solar Holdings Ltd.
113,936
0.0
67,800
(1)(3)
XPeng, Inc. - Class A
579,526
0.1
99,000
(1)
XtalPi Holdings Ltd.
115,838
0.0
82,000
(2)
Yadea Group Holdings
Ltd.
139,429
0.0
22,000
(2)(3)
Yangtze Optical Fibre &
Cable Joint Stock Ltd.
Co. - Class H
531,630
0.1
207,200
(3)
Yankuang Energy Group
Co. Ltd. - Class H
385,787
0.1
308  Yuanjie Semiconductor
Technology Co. Ltd. -
Class A
46,718
0.0
19,293
Yum China Holdings, Inc.
942,538
0.2
12,200  Yunnan Baiyao Group
Co. Ltd. - Class A
97,289
0.0
3,800  Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.
- Class A
83,318
0.0
98,000  Zhaojin Mining Industry
Co. Ltd. - Class H
407,146
0.1
33,500
(1)
Zhejiang Century
Huatong Group Co. Ltd.
- Class A
78,333
0.0
9,000  Zhejiang Huayou Cobalt
Co. Ltd. - Class A
78,328
0.0
16,000  Zhejiang Juhua Co. Ltd.
- Class A
80,051
0.0
30,400
(1)(2)
Zhejiang Leapmotor
Technology Co. Ltd. -
Class H
185,382
0.0
21,500  Zhejiang NHU Co. Ltd. -
Class A
108,148
0.0
3,820  Zhongji Innolight Co. Ltd.
- Class A
327,256
0.1
23,700  Zhongjin Gold Corp. Ltd.
- Class A
93,766
0.0
30,900  Zhuzhou CRRC Times
Electric Co. Ltd. - Class H
144,496
0.0
75,400  Zijin Mining Group Co.
Ltd. - Class A
366,178
0.1
320,000  Zijin Mining Group Co.
Ltd. - Class H
1,439,520
0.3
21,500
ZTE Corp. - Class A
102,574
0.0
38,400
ZTE Corp. - Class H
108,526
0.0
22,600  ZTO Express Cayman,
Inc.
556,251
0.1
142,118,525
24.6
Colombia : 0.1%
14,253
Grupo Cibest SA
329,394
0.1
25,313  Interconexion Electrica
SA ESP
192,932
0.0
522,326
0.1
Czechia : 0.1%
7,206
CEZ AS
407,247
0.1
4,472
Komercni Banka AS
228,163
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Czechia (continued)
18,516
(2)
Moneta Money Bank AS
$ 161,401
0.0
796,811
0.1
Egypt : 0.1%
140,620  Commercial International
Bank Egypt SAE
312,346
0.1
105,159
Eastern Co. SAE
67,304
0.0
51,413
Talaat Moustafa Group
70,330
0.0
449,980
0.1
Greece : 0.5%
103,345
Alpha Bank SA
383,342
0.1
138,898
Eurobank SA
556,155
0.1
8,980  Hellenic
Telecommunications
Organization SA
169,395
0.0
6,469
Jumbo SA
164,349
0.0
46,769  National Bank of Greece
SA
722,486
0.1
9,361
OPAP SA
141,633
0.0
61,459
Piraeus Bank SA
504,950
0.1
10,196
Public Power Corp. SA
213,166
0.1
2,855,476
0.5
Hong Kong : 0.1%
7,000
(3)
Orient Overseas
International Ltd.
124,841
0.0
12,100
(1)
Zijin Gold International
Co. Ltd.
275,382
0.1
400,223
0.1
Hungary : 0.3%
22,160  MOL Hungarian Oil &
Gas PLC
265,485
0.1
11,824
OTP Bank Nyrt
1,267,863
0.2
7,344
Richter Gedeon Nyrt
261,458
0.0
1,794,806
0.3
India : 12.2%
3,061
ABB India Ltd.
193,495
0.0
9,159
Adani Enterprises Ltd.
170,779
0.0
28,643  Adani Ports & Special
Economic Zone Ltd.
400,662
0.1
162,718
(1)
Adani Power Ltd.
258,971
0.1
33,104
(1)
Aditya Birla Capital Ltd.
103,072
0.0
2,597
Alkem Laboratories Ltd.
145,581
0.0
37,167
Ambuja Cements Ltd.
158,558
0.0
10,726
APL Apollo Tubes Ltd.
221,466
0.0
5,537  Apollo Hospitals
Enterprise Ltd.
437,434
0.1
159,502
Ashok Leyland Ltd.
261,739
0.1
20,151
Asian Paints Ltd.
464,696
0.1
7,578
Astral Ltd.
128,812
0.0
27,844
(2)
AU Small Finance Bank
Ltd.
249,318
0.1
15,070
Aurobindo Pharma Ltd.
209,570
0.0
8,814
(1)(2)
Avenue Supermarts Ltd.
371,010
0.1
122,568
Axis Bank Ltd.
1,518,032
0.3
3,599
Bajaj Auto Ltd.
336,253
0.1
20,382
Bajaj Finserv Ltd.
354,036
0.1
1,567  Bajaj Holdings &
Investment Ltd.
146,362
0.0
4,731
Balkrishna Industries Ltd.
105,253
0.0
60,463
Bank of Baroda
159,392
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
195,134
Bharat Electronics Ltd.
$ 835,027
0.2
14,091
Bharat Forge Ltd.
252,572
0.1
63,440  Bharat Heavy Electricals
Ltd.
165,791
0.0
84,925  Bharat Petroleum Corp.
Ltd.
254,627
0.1
136,017
Bharti Airtel Ltd.
2,584,785
0.5
431
Bosch Ltd.
131,502
0.0
5,736
Britannia Industries Ltd.
327,957
0.1
11,008
BSE Ltd.
316,919
0.1
109,088
Canara Bank
143,719
0.0
38,595  CG Power & Industrial
Solutions Ltd.
268,758
0.1
22,982  Cholamandalam
Investment and Finance
Co. Ltd.
332,276
0.1
30,008
Cipla Ltd./India
391,017
0.1
98,149
Coal India Ltd.
469,260
0.1
149,546
Coforge Ltd.
1,279,618
0.2
7,180  Colgate-Palmolive India
Ltd.
135,404
0.0
6,590  Coromandel International
Ltd.
134,201
0.0
7,402
Cummins India Ltd.
354,413
0.1
29,593
Dabur India Ltd.
128,061
0.0
6,217
Divi's Laboratories Ltd.
392,825
0.1
2,003  Dixon Technologies India
Ltd.
207,488
0.0
42,057
DLF Ltd.
226,089
0.0
29,374  Dr Reddy's Laboratories
Ltd.
393,694
0.1
7,319
Eicher Motors Ltd.
512,466
0.1
26,822
Fortis Healthcare Ltd.
227,117
0.0
61,937
(1)
FSN E-Commerce
Ventures Ltd.
155,296
0.0
130,864
GAIL India Ltd.
191,804
0.0
7,190  GE Vernova T&D India
Ltd.
278,200
0.1
157,754
(1)
GMR Airports
Infrastructure Ltd.
142,190
0.0
22,122  Godrej Consumer
Products Ltd.
231,737
0.0
9,145
(1)
Godrej Properties Ltd.
143,184
0.0
14,730
Grasim Industries Ltd.
399,731
0.1
13,053
Havells India Ltd.
163,849
0.0
51,172
HCL Technologies Ltd.
736,504
0.1
10,687
(2)
HDFC Asset
Management Co. Ltd.
249,731
0.1
611,127
HDFC Bank Ltd.
4,786,986
0.8
53,555
(2)
HDFC Life Insurance Co.
Ltd.
336,560
0.1
6,561
Hero MotoCorp Ltd.
354,650
0.1
72,598
Hindalco Industries Ltd.
686,521
0.1
10,624  Hindustan Aeronautics
Ltd.
390,601
0.1
54,734  Hindustan Petroleum
Corp. Ltd.
195,052
0.0
41,763
Hindustan Unilever Ltd.
910,196
0.2
752
Hitachi Energy India Ltd.
194,473
0.0
9,083
Hyundai Motor India Ltd.
171,993
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
283,346
ICICI Bank Ltd.
$ 3,637,384
0.6
13,865
(2)
ICICI Lombard General
Insurance Co. Ltd.
252,629
0.1
22,696
(2)
ICICI Prudential Life
Insurance Co. Ltd.
122,739
0.0
233,231
IDFC First Bank Ltd.
145,979
0.0
46,815
Indian Hotels Co. Ltd.
285,205
0.1
158,419
Indian Oil Corp. Ltd.
226,149
0.0
71,043
(1)
Indus Towers Ltd.
316,279
0.1
32,428
(1)
IndusInd Bank Ltd.
259,772
0.1
21,190
Info Edge India Ltd.
218,990
0.0
175,362
Infosys Ltd.
2,365,255
0.4
9,955
(2)
InterGlobe Aviation Ltd.
420,206
0.1
159,960
ITC Ltd.
488,793
0.1
19,884
Jindal Stainless Ltd.
150,831
0.0
20,436
Jindal Steel & Power Ltd.
242,745
0.1
27,163
JSW Energy Ltd.
136,101
0.0
33,514
JSW Steel Ltd.
401,802
0.1
22,648
Jubilant Foodworks Ltd.
104,762
0.0
24,786  Kalyan Jewellers India
Ltd.
99,534
0.0
291,170
Kotak Mahindra Bank Ltd.
1,096,064
0.2
38,082
L&T Finance Ltd.
97,417
0.0
35,444
Larsen & Toubro Ltd.
1,317,728
0.2
4,471
(2)
LTIMindtree Ltd.
192,443
0.0
13,278
Lupin Ltd.
328,605
0.1
17,972
(2)
Macrotech Developers
Ltd.
129,911
0.0
49,695
Mahindra & Mahindra Ltd.
1,558,762
0.3
7,329
Mankind Pharma Ltd.
156,432
0.0
28,463
Marico Ltd.
222,175
0.0
6,650
Maruti Suzuki India Ltd.
872,213
0.2
41,912  Max Healthcare Institute
Ltd.
430,052
0.1
7,521
Mphasis Ltd.
165,285
0.0
135
MRF Ltd.
184,160
0.0
6,769
Muthoot Finance Ltd.
227,314
0.0
34,603
Nestle India Ltd.
430,011
0.1
190,220
NHPC Ltd.
149,005
0.0
183,473
NMDC Ltd.
149,311
0.0
224,917
NTPC Ltd.
885,856
0.2
7,672
Oberoi Realty Ltd.
116,157
0.0
166,706  Oil & Natural Gas Corp.
Ltd.
502,237
0.1
28,429
Oil India Ltd.
142,709
0.0
21,655
(1)
One 97 Communications
Ltd.
221,153
0.0
1,511  Oracle Financial Services
Software Ltd. - Class 1
108,517
0.0
356
Page Industries Ltd.
120,495
0.0
19,304
(1)
PB Fintech Ltd.
293,431
0.1
6,205
Persistent Systems Ltd.
325,754
0.1
47,066
Petronet LNG Ltd.
123,606
0.0
11,404
Phoenix Mills Ltd.
182,780
0.0
4,576
PI Industries Ltd.
132,453
0.0
16,831
Pidilite Industries Ltd.
228,024
0.0
3,076
Polycab India Ltd.
225,080
0.0
77,814
Power Finance Corp. Ltd.
314,536
0.1
241,586  Power Grid Corp. of India
Ltd.
760,583
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
10,623  Prestige Estates Projects
Ltd.
$ 127,323
0.0
138,260
Punjab National Bank
148,125
0.0
32,770
Rail Vikas Nigam Ltd.
87,177
0.0
65,755
REC Ltd.
214,144
0.0
327,795
Reliance Industries Ltd.
4,714,205
0.8
158,022  Reliance Strategic
Investments Ltd.
377,440
0.1
239,218  Samvardhana Motherson
International Ltd.
268,487
0.1
17,400  SBI Cards & Payment
Services Ltd.
116,573
0.0
24,356
(2)
SBI Life Insurance Co.
Ltd.
460,720
0.1
558
Shree Cement Ltd.
136,436
0.0
75,680
Shriram Finance Ltd.
704,113
0.1
5,100  Siemens Energy India
Ltd.
138,819
0.0
5,197
(1)
Siemens Ltd.
162,382
0.0
1,539
Solar Industries India Ltd.
197,271
0.0
8,096
SRF Ltd.
210,229
0.0
98,715
State Bank of India
1,029,515
0.2
49,544  Sun Pharmaceutical
Industries Ltd.
926,632
0.2
3,881
Sundaram Finance Ltd.
179,036
0.0
3,801
Supreme Industries Ltd.
152,102
0.0
568,749
(1)
Suzlon Energy Ltd.
241,045
0.0
77,764
(1)
Swiggy Ltd.
215,784
0.0
7,019  Tata Communications
Ltd.
99,747
0.0
47,892  Tata Consultancy
Services Ltd.
1,205,952
0.2
32,265  Tata Consumer Products
Ltd.
346,999
0.1
108,002
Tata Motors Ltd.
342,140
0.1
108,446
(1)
Tata Motors Ltd. /new
463,158
0.1
88,363
Tata Power Co. Ltd.
355,719
0.1
401,938
Tata Steel Ltd.
824,682
0.2
29,747
Tech Mahindra Ltd.
441,873
0.1
18,272
Titan Co. Ltd.
767,473
0.1
6,337  Torrent Pharmaceuticals
Ltd.
282,712
0.1
10,640
Torrent Power Ltd.
147,805
0.0
9,747
Trent Ltd.
343,264
0.1
6,137  Tube Investments of India
Ltd.
164,142
0.0
12,546
TVS Motor Co. Ltd.
450,875
0.1
6,156
UltraTech Cement Ltd.
703,132
0.1
91,231
Union Bank of India Ltd.
159,956
0.0
15,832
United Spirits Ltd.
203,440
0.0
27,199
UPL Ltd.
164,988
0.0
72,712
Varun Beverages Ltd.
297,415
0.1
74,293
Vedanta Ltd.
521,251
0.1
126,106
(1)
Vishal Mega Mart Ltd.
141,496
0.0
1,589,082
(1)
Vodafone Idea Ltd.
144,075
0.0
12,931
Voltas Ltd.
175,135
0.0
4,987
WAAREE Energies Ltd.
163,508
0.0
147,343
Wipro Ltd.
296,648
0.1
939,635
(1)
Yes Bank Ltd.
172,572
0.0
132,693
(1)
Zomato Ltd.
326,455
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
13,629
Zydus Lifesciences Ltd.
$ 126,899
0.0
70,485,818
12.2
Indonesia : 0.9%
807,800
(1)
Amman Mineral
Internasional PT
233,353
0.1
1,067,700  Astra International Tbk
PT
394,156
0.1
2,918,300
Bank Central Asia Tbk PT
1,127,284
0.2
1,953,000  Bank Mandiri Persero
Tbk PT
548,212
0.1
829,000  Bank Negara Indonesia
Persero Tbk PT
185,128
0.1
3,577,300  Bank Rakyat Indonesia
Persero Tbk PT
714,820
0.1
1,399,249
(1)
Barito Pacific Tbk PT
112,388
0.0
450,600
(1)
Barito Renewables
Energy Tbk PT
139,201
0.0
3,340,200
(1)
Bumi Resources Minerals
Tbk PT
146,039
0.0
484,700  Chandra Asri Pacific Tbk
PT
136,181
0.0
426,000  Charoen Pokphand
Indonesia Tbk PT
102,774
0.0
55,600
(1)
Dian Swastatika Sentosa
Tbk PT
215,929
0.1
52,053,300
(1)
GoTo Gojek Tokopedia
Tbk PT
156,679
0.0
1,354,300  Petrindo Jaya Kreasi
Tbk PT
84,318
0.0
1,131,100  Sumber Alfaria Trijaya
Tbk PT
99,257
0.0
2,622,000  Telkom Indonesia Persero
Tbk PT
472,113
0.1
84,100
United Tractors Tbk PT
153,656
0.0
5,021,488
0.9
Kuwait : 0.6%
100,876
Boubyan Bank KSCP
223,264
0.1
140,496
Gulf Bank KSCP
149,348
0.0
568,965  Kuwait Finance House
KSCP
1,479,861
0.3
42,326
Mabanee Co. KPSC
124,174
0.0
111,752  Mobile
Telecommunications Co.
KSCP
205,811
0.0
424,899  National Bank of Kuwait
SAKP
1,259,823
0.2
148,842
(1)
Warba Bank KSCP
141,530
0.0
3,583,811
0.6
Luxembourg : 0.0%
7,611
Reinet Investments SCA
248,769
0.0
Malaysia : 1.2%
144,200
AMMB Holdings Bhd
235,783
0.1
173,400
Axiata Group Bhd
95,079
0.0
204,600
CelcomDIGI Bhd
150,163
0.0
426,500  CIMB Group Holdings
Bhd
800,036
0.2
253,400
Gamuda Bhd
235,300
0.1
36,300
Hong Leong Bank Bhd
197,283
0.0
113,500
IHH Healthcare Bhd
252,703
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Malaysia (continued)
136,800
IOI Corp. Bhd
$ 143,211
0.0
27,600  Kuala Lumpur Kepong
Bhd
147,307
0.0
305,300
Malayan Banking Bhd
859,322
0.2
140,900
Maxis Bhd
125,573
0.0
71,800
MISC Bhd
150,664
0.0
203,900
(2)
MR DIY Group M Bhd
77,460
0.0
4,200
Nestle Malaysia Bhd
102,817
0.0
141,000  Petronas Chemicals
Group Bhd
211,973
0.1
19,100
Petronas Dagangan Bhd
103,280
0.0
42,200
Petronas Gas Bhd
187,185
0.0
208,200  Press Metal Aluminium
Holdings Bhd
414,034
0.1
758,900
Public Bank Bhd
881,152
0.2
104,000
QL Resources Bhd
95,036
0.0
96,100
RHB Bank Bhd
201,032
0.0
113,900  Sime Darby Plantation
Bhd
170,189
0.0
141,600
Sunway Bhd
169,621
0.0
70,700
Telekom Malaysia Bhd
124,124
0.0
140,000
Tenaga Nasional Bhd
482,202
0.1
200,540
YTL Corp. Bhd
84,634
0.0
172,520  YTL Power International
Bhd
128,919
0.0
6,826,082
1.2
Mexico : 2.1%
203,278
Alfa SAB de CV - Class A
203,357
0.0
960,007  America Movil SAB de
CV
1,220,697
0.2
26,596
(3)
Arca Continental SAB
de CV
306,352
0.1
820,894
(3)
Cemex SAB de CV
939,840
0.2
27,008  Coca-Cola Femsa SAB
de CV
262,998
0.1
160,240
(3)
Fibra Uno Administracion
SA de CV
261,777
0.0
89,040  Fomento Economico
Mexicano SAB de CV
986,827
0.2
8,678  Gruma SAB de CV -
Class B
158,860
0.0
16,000
(3)
Grupo Aeroportuario del
Centro Norte SAB de CV
229,524
0.0
20,629
(3)
Grupo Aeroportuario del
Pacifico SAB de CV -
Class B
508,077
0.1
9,829
(3)
Grupo Aeroportuario del
Sureste SAB de CV -
Class B
331,454
0.1
70,571
(3)
Grupo Bimbo SAB de CV
236,365
0.0
32,141
(3)
Grupo Carso SAB de CV
241,340
0.0
19,200  Grupo Comercial
Chedraui SA de CV
112,385
0.0
136,869  Grupo Financiero Banorte
SAB de CV - Class O
1,515,540
0.3
91,812  Grupo Financiero Inbursa
SAB de CV - Class O
231,387
0.0
170,188  Grupo Mexico SAB de
CV
1,820,384
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Mexico (continued)
11,057
(1)
Industrias Penoles SAB
de CV
$ 492,898
0.1
79,149
(3)
Kimberly-Clark de Mexico
SAB de CV - Class A
187,417
0.0
59,824  Prologis Property Mexico
SA de CV
261,152
0.0
11,305  Promotora y Operadora
de Infraestructura SAB
de CV
183,165
0.0
5,029
Southern Copper Corp.
865,290
0.2
272,779  Wal-Mart de Mexico SAB
de CV
889,427
0.2
12,446,513
2.1
Peru : 0.3%
9,750  Cia de Minas
Buenaventura SAA, ADR
351,390
0.1
3,654
Credicorp Ltd.
1,239,364
0.2
1,590,754
0.3
Philippines : 0.3%
13,640
Ayala Corp.
114,022
0.0
392,600
Ayala Land, Inc.
104,982
0.0
111,725  Bank of the Philippine
Islands
183,726
0.0
132,596
BDO Unibank, Inc.
249,461
0.1
53,100  International Container
Terminal Services, Inc.
602,013
0.1
27,850
Jollibee Foods Corp.
81,504
0.0
15,650
Manila Electric Co.
159,076
0.0
105,010  Metropolitan Bank & Trust
Co.
109,763
0.0
4,050
PLDT, Inc.
86,718
0.0
11,910
SM Investments Corp.
121,551
0.0
564,500
SM Prime Holdings, Inc.
190,025
0.1
2,002,841
0.3
Poland : 1.1%
43,377
(1)(2)
Allegro.eu SA
311,359
0.1
3,007
Asseco Poland SA
138,542
0.0
36,231
(1)
Bank Millennium SA
160,577
0.0
9,726  Bank Polska Kasa Opieki
SA
576,305
0.1
711
(3)
Budimex SA
127,831
0.0
3,701
CD Projekt SA
238,121
0.0
26,271
(1)(2)
Dino Polska SA
237,425
0.0
7,831
(1)
KGHM Polska Miedz SA
572,132
0.1
58
(3)
L.P. SA
351,680
0.1
862
(1)
mBank SA
250,791
0.1
53,363
(1)
PGE Polska Grupa
Energetyczna SA
151,369
0.0
30,936  Polski Koncern Naftowy
ORLEN SA
1,120,943
0.2
46,552  Powszechna Kasa
Oszczednosci Bank
Polski SA
1,101,141
0.2
30,965  Powszechny Zaklad
Ubezpieczen SA
539,007
0.1
2,225  Santander Bank Polska
SA
352,779
0.1
21,478
(1)
Zabka Group SA
128,539
0.0
6,358,541
1.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Qatar : 0.6%
176,524
Commercial Bank PSQC
$ 206,825
0.1
121,130
Dukhan Bank
115,175
0.0
81,352
Industries Qatar QSC
237,733
0.1
342,235
Masraf Al Rayan QSC
205,465
0.1
342,107  Mesaieed Petrochemical
Holding Co.
102,575
0.0
48,499
Ooredoo QPSC
165,427
0.0
27,537  Qatar Electricity & Water
Co. QSC
108,605
0.0
36,465
Qatar Fuel QSC
145,019
0.0
160,912  Qatar Gas Transport Co.
Ltd.
185,219
0.0
59,384  Qatar International
Islamic Bank QSC
181,697
0.0
96,976
Qatar Islamic Bank SAQ
606,001
0.1
237,663  Qatar National Bank
QPSC
1,112,271
0.2
3,372,012
0.6
Romania : 0.0%
31,585
NEPI Rockcastle NV
253,445
0.0
Saudi Arabia : 2.9%
8,482
(1)
ACWA Power Co.
393,381
0.1
23,126
Ades Holding Co.
111,359
0.0
105,034
Al Rajhi Bank
2,994,174
0.5
68,900
Alinma Bank
533,553
0.1
25,453
Almarai Co. JSC
296,484
0.1
52,014
Arab National Bank
298,653
0.1
42,897
Bank AlBilad
313,547
0.1
43,430
Bank Al-Jazira
136,896
0.0
68,819
Banque Saudi Fransi
367,115
0.1
4,763  Bupa Arabia for
Cooperative Insurance
Co.
226,910
0.1
4,472  Co. for Cooperative
Insurance
153,865
0.0
31,487
(1)(3)
Dar Al Arkan Real Estate
Development Co.
152,449
0.0
4,739
(3)
Dr Sulaiman Al Habib
Medical Services Group
Co.
325,666
0.1
1,441
Elm Co.
207,309
0.0
21,281
Etihad Etisalat Co.
370,602
0.1
34,704
(1)
Jabal Omar Development
Co.
148,472
0.0
34,110
Jarir Marketing Co.
128,559
0.0
6,008  Makkah Construction &
Development Co.
136,019
0.0
5,979  Mouwasat Medical
Services Co.
115,753
0.0
79,467
Riyad Bank
629,490
0.1
12,814
SABIC Agri-Nutrients Co.
492,102
0.1
75,072
(1)
Saudi Arabian Mining Co.
1,297,475
0.2
323,239
(2)
Saudi Arabian Oil Co.
2,339,993
0.4
55,036
Saudi Awwal Bank
550,068
0.1
47,358  Saudi Basic Industries
Corp.
756,719
0.1
43,709
Saudi Electricity Co.
198,815
0.0
38,134
Saudi Investment Bank
135,176
0.0
157,136
Saudi National Bank
1,773,882
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Saudi Arabia (continued)
3,154  Saudi Tadawul Group
Holding Co.
$ 116,790
0.0
103,003
Saudi Telecom Co.
1,167,417
0.2
17,265
(3)
Yanbu National
Petrochemical Co.
162,100
0.0
17,030,793
2.9
South Africa : 3.0%
45,681
Absa Group Ltd.
658,030
0.1
14,530  Anglo American Platinum
Ltd.
1,221,361
0.2
17,549
Bid Corp. Ltd.
422,701
0.1
18,384
Bidvest Group Ltd.
247,220
0.0
4,706  Capitec Bank Holdings
Ltd.
1,156,237
0.2
12,847
Clicks Group Ltd.
219,765
0.0
31,418
Discovery Ltd.
461,023
0.1
269,565
FirstRand Ltd.
1,379,987
0.2
48,594
Gold Fields Ltd.
2,232,995
0.4
31,423  Harmony Gold Mining
Co. Ltd.
480,045
0.1
49,894  Impala Platinum Holdings
Ltd.
709,591
0.1
94,316
MTN Group Ltd.
1,101,296
0.2
42,231
Naspers Ltd. - Class N
2,184,483
0.4
25,232
Nedbank Group Ltd.
397,777
0.1
20,194  Northam Platinum
Holdings Ltd.
412,053
0.1
47,264
OUTsurance Group Ltd.
194,405
0.0
193,856
(2)
Pepkor Holdings Ltd.
260,626
0.0
27,707
Remgro Ltd.
308,717
0.1
97,269
Sanlam Ltd.
511,487
0.1
31,519
(1)
Sasol Ltd.
415,742
0.1
24,781
Shoprite Holdings Ltd.
406,381
0.1
157,346
Sibanye Stillwater Ltd.
482,969
0.1
70,939  Standard Bank Group
Ltd.
1,284,686
0.2
33,389
Vodacom Group Ltd.
284,772
0.0
17,434,349
3.0
South Korea : 15.1%
2,185
Alteogen, Inc.
495,592
0.1
1,613
Amorepacific Corp.
148,695
0.0
1,319
APR Corp./Korea
300,955
0.1
8,064
Celltrion, Inc.
1,078,338
0.2
2,502
DB Insurance Co. Ltd.
280,635
0.1
403
Doosan Co. Ltd.
292,666
0.1
24,360
(1)
Doosan Enerbility Co.
Ltd.
1,530,733
0.3
2,676
Ecopro BM Co. Ltd.
350,589
0.1
5,566
Ecopro Co. Ltd.
537,366
0.1
14,926  Hana Financial Group,
Inc.
1,088,059
0.2
1,371
Hanjin Kal Corp.
102,029
0.0
4,003  Hankook Tire &
Technology Co. Ltd.
147,354
0.0
2,350  Hanmi Semiconductor
Co. Ltd.
406,029
0.1
1,815  Hanwha Aerospace Co.
Ltd.
1,547,663
0.3
7,479
(1)
Hanwha Ocean Co. Ltd.
615,649
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
4,133  Hanwha Systems Co.
Ltd.
$ 323,617
0.1
2,385
HD Hyundai Co. Ltd.
399,989
0.1
1,281  HD Hyundai Electric Co.
Ltd.
725,927
0.1
1,993  HD Hyundai Heavy
Industries Co. Ltd.
638,398
0.1
900  HD Hyundai Marine
Solution Co. Ltd.
111,128
0.0
2,291  HD Korea Shipbuilding
& Offshore Engineering
Co. Ltd.
530,979
0.1
6,535
(1)
HLB, Inc.
215,892
0.0
12,914
HMM Co. Ltd.
169,205
0.0
1,305
HYBE Co. Ltd.
264,561
0.0
306  Hyosung Heavy
Industries Corp.
516,703
0.1
4,240  Hyundai Engineering &
Construction Co. Ltd.
413,948
0.1
2,055
Hyundai Glovis Co. Ltd.
291,873
0.1
3,200
Hyundai Mobis Co. Ltd.
825,665
0.1
7,191
Hyundai Motor Co.
2,215,262
0.4
4,153
Hyundai Rotem Co. Ltd.
478,242
0.1
14,066
Industrial Bank of Korea
203,178
0.0
16,951
Kakao Corp.
523,316
0.1
9,594
KakaoBank Corp.
156,326
0.0
19,466
KB Financial Group, Inc.
1,910,986
0.3
12,650
Kia Corp.
1,248,947
0.2
3,987  Korea Aerospace
Industries Ltd.
450,714
0.1
13,981  Korea Electric Power
Corp.
397,485
0.1
2,306  Korea Investment
Holdings Co. Ltd.
321,716
0.1
10,050
Korean Air Lines Co. Ltd.
162,115
0.0
1,600
Krafton, Inc.
273,531
0.0
5,065
KT&G Corp.
544,653
0.1
2,655
LG Chem Ltd.
542,680
0.1
4,831
LG Corp.
273,161
0.0
18,320
(1)
LG Display Co. Ltd.
134,519
0.0
5,603
LG Electronics, Inc.
406,217
0.1
2,527
(1)
LG Energy Solution Ltd.
691,314
0.1
7,536
LG Uplus Corp.
78,372
0.0
722
LIG Nex1 Co. Ltd.
297,934
0.1
822
LS Electric Co. Ltd.
410,865
0.1
4,218
(1)
Meritz Financial Group,
Inc.
319,853
0.1
11,012  Mirae Asset Securities
Co. Ltd.
466,692
0.1
7,639
NAVER Corp.
1,040,038
0.2
7,912  NH Investment &
Securities Co. Ltd.
160,956
0.0
1,956  POSCO Future M Co.
Ltd.
270,205
0.0
3,934
POSCO Holdings, Inc.
885,791
0.2
2,939
Posco International Corp.
137,198
0.0
613
(1)(2)
Samsung Biologics Co.
Ltd.
628,243
0.1
4,649
Samsung C&T Corp.
814,775
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
3,046  Samsung Electro-
Mechanics Co. Ltd.
$ 872,707
0.2
257,171  Samsung Electronics Co.
Ltd.
30,079,078
5.2
409
(1)
Samsung Episholdings
Co. Ltd.
138,880
0.0
1,618  Samsung Fire & Marine
Insurance Co. Ltd.
484,642
0.1
38,075
(1)
Samsung Heavy
Industries Co. Ltd.
638,026
0.1
4,348  Samsung Life Insurance
Co. Ltd.
626,929
0.1
3,286
(1)
Samsung SDI Co. Ltd.
910,502
0.2
2,411
Samsung SDS Co. Ltd.
244,278
0.0
230
Samyang Foods Co. Ltd.
186,457
0.0
23,448  Shinhan Financial Group
Co. Ltd.
1,397,533
0.2
1,847
(1)
SK Biopharmaceuticals
Co. Ltd.
116,356
0.0
29,649
SK Hynix, Inc.
16,821,809
2.9
3,750
SK Innovation Co. Ltd.
275,199
0.0
5,013
(1)
SK Square Co. Ltd.
1,650,543
0.3
5,723
SK Telecom Co. Ltd.
296,110
0.1
1,976
SK, Inc.
406,253
0.1
2,557
(1)
S-Oil Corp.
175,336
0.0
35,479  Woori Financial Group,
Inc.
777,766
0.1
3,149
Yuhan Corp.
201,308
0.0
87,095,233
15.1
Taiwan : 22.5%
28,000
Accton Technology Corp.
1,381,441
0.2
26,595
Advantech Co. Ltd.
272,705
0.1
4,000
Alchip Technologies Ltd.
326,207
0.1
181,000  ASE Technology Holding
Co. Ltd.
1,992,116
0.3
134,000
Asia Cement Corp.
146,516
0.0
18,000  Asia Vital Components
Co. Ltd.
1,188,891
0.2
2,000
ASPEED Technology, Inc.
689,389
0.1
38,000
Asustek Computer, Inc.
667,406
0.1
10,000
Bizlink Holding, Inc.
574,215
0.1
57,000
(1)
Caliway
Biopharmaceuticals Co.
Ltd.
159,590
0.0
31,000  Catcher Technology Co.
Ltd.
183,565
0.0
506,000  Cathay Financial Holding
Co. Ltd.
1,131,332
0.2
81,742  Chailease Holding Co.
Ltd.
283,271
0.1
386,187  Chang Hwa Commercial
Bank Ltd.
248,121
0.0
179,000
China Airlines Ltd.
101,497
0.0
843,280  China Development
Financial Holding Corp.
518,008
0.1
639,000
China Steel Corp.
381,973
0.1
21,000
Chroma ATE, Inc.
1,007,673
0.2
195,000  Chunghwa Telecom Co.
Ltd.
812,918
0.1
241,000
Compal Electronics, Inc.
209,639
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
890,000  CTBC Financial Holding
Co. Ltd.
$ 1,446,355
0.3
106,000
Delta Electronics, Inc.
4,779,579
0.8
48,000
E Ink Holdings, Inc.
209,376
0.0
775,182  E.Sun Financial Holding
Co. Ltd.
769,848
0.1
17,000
Elite Material Co. Ltd.
1,450,890
0.3
3,000  eMemory Technology,
Inc.
255,438
0.0
155,000
Eva Airways Corp.
167,004
0.0
55,000  Evergreen Marine Corp.
Taiwan Ltd.
346,938
0.1
169,000  Far Eastern New Century
Corp.
140,638
0.0
97,000  Far EasTone
Telecommunications Co.
Ltd.
280,173
0.1
612,988  First Financial Holding
Co. Ltd.
546,159
0.1
182,000  Formosa Chemicals &
Fibre Corp.
259,839
0.0
210,000
Formosa Plastics Corp.
305,496
0.1
9,350
Fortune Electric Co. Ltd.
238,936
0.0
440,285  Fubon Financial Holding
Co. Ltd.
1,205,377
0.2
31,000  Gigabyte Technology Co.
Ltd.
222,091
0.0
5,000
Global Unichip Corp.
354,195
0.1
15,000
Globalwafers Co. Ltd.
204,607
0.0
18,000  Gold Circuit Electronics
Ltd.
507,562
0.1
679,000  Hon Hai Precision
Industry Co. Ltd.
4,150,570
0.7
4,000
Hon Precision, Inc.
442,585
0.1
15,420
Hotai Motor Co. Ltd.
236,780
0.0
486,367  Hua Nan Financial
Holdings Co. Ltd.
509,872
0.1
420,544
Innolux Corp.
322,752
0.1
13,000  International Games
System Co. Ltd.
310,531
0.1
156,000
Inventec Corp.
199,935
0.0
5,000  Jentech Precision
Industrial Co. Ltd.
628,693
0.1
3,000
King Slide Works Co. Ltd.
310,845
0.1
61,000  King Yuan Electronics
Co. Ltd.
521,806
0.1
5,000
Largan Precision Co. Ltd.
342,967
0.1
108,000
Lite-On Technology Corp.
494,233
0.1
5,000
Lotes Co. Ltd.
333,686
0.1
82,000
MediaTek, Inc.
3,933,144
0.7
620,756  Mega Financial Holding
Co. Ltd.
753,374
0.1
281,000
Nan Ya Plastics Corp.
671,780
0.1
32,000  Novatek Microelectronics
Corp.
386,297
0.1
112,000
Pegatron Corp.
271,549
0.1
17,426
PharmaEssentia Corp.
334,202
0.1
31,000  President Chain Store
Corp.
218,333
0.0
146,000
Quanta Computer, Inc.
1,313,848
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
27,000  Realtek Semiconductor
Corp.
$ 410,639
0.1
218,000  Shanghai Commercial &
Savings Bank Ltd.
267,216
0.1
664,016  SinoPac Financial
Holdings Co. Ltd.
644,699
0.1
1,132,245  Taishin Financial Holding
Co. Ltd.
832,811
0.1
426,968
Taiwan Business Bank
202,590
0.0
377,000
Taiwan Cement Corp.
274,603
0.1
581,942  Taiwan Cooperative
Financial Holding Co. Ltd.
430,539
0.1
104,000  Taiwan High Speed Rail
Corp.
86,159
0.0
95,000
Taiwan Mobile Co. Ltd.
324,814
0.1
1,337,000  Taiwan Semiconductor
Manufacturing Co. Ltd.
77,324,760
13.4
69,000  Teco Electric and
Machinery Co. Ltd.
135,501
0.0
68,556  Unimicron Technology
Corp.
1,003,137
0.2
246,000  Uni-President Enterprises
Corp.
549,501
0.1
616,000  United Microelectronics
Corp.
1,104,242
0.2
60,477  Vanguard International
Semiconductor Corp.
224,487
0.0
42,000
Wan Hai Lines Ltd.
102,157
0.0
164,000
Wistron Corp.
652,164
0.1
6,000
Wiwynn Corp.
645,636
0.1
90,908
Yageo Corp.
718,394
0.1
94,000  Yang Ming Marine
Transport Corp.
154,664
0.0
558,838  Yuanta Financial Holding
Co. Ltd.
794,424
0.1
41,000  Zhen Ding Technology
Holding Ltd.
273,997
0.1
129,811,890
22.5
Thailand : 1.1%
54,400  Advanced Info Service
PCL
620,932
0.1
231,900
Airports of Thailand PCL
370,001
0.1
30,500  Bangkok Dusit Medical
Services PCL
17,386
0.0
555,000  Bangkok Dusit Medical
Services PCL - Class F
316,374
0.1
33,100  Bumrungrad Hospital
PCL
165,313
0.0
115,500
Central Pattana PCL
221,822
0.0
214,500  Charoen Pokphand
Foods PCL
137,208
0.0
11,300
CP ALL PCL
15,758
0.0
275,900
CP ALL PCL - Foreign
384,758
0.1
170,156  Delta Electronics
Thailand PCL
1,382,007
0.2
247,411
Gulf Development PCL
450,398
0.1
33,400
Kasikornbank PCL
194,867
0.0
199,600
Krung Thai Bank PCL
213,454
0.0
183,900
Minor International PCL
122,579
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Thailand (continued)
76,700  PTT Exploration &
Production PCL
$ 369,542
0.1
25,100
PTT PCL
26,637
0.0
501,600
PTT PCL - Foreign
532,323
0.1
3,500
SCB X PCL
15,386
0.0
43,400
SCB X PCL - Foreign
190,785
0.0
40,800  Siam Cement PCL
- Foreign
260,300
0.1
1,340,700  TMBThanachart Bank
PCL
94,245
0.0
575,500
True Corp. PCL
253,230
0.1
6,355,305
1.1
Turkey : 0.4%
169,741
Akbank TAS
253,350
0.1
73,718  Aselsan Elektronik
Sanayi Ve Ticaret AS
530,041
0.1
24,170  BIM Birlesik Magazalar
AS
372,556
0.1
193,628  Eregli Demir ve Celik
Fabrikalari TAS
124,027
0.0
40,027
Ford Otomotiv Sanayi AS
91,453
0.0
64,325  Haci Omer Sabanci
Holding AS
130,134
0.0
41,377
KOC Holding AS
182,258
0.0
30,207
Turk Hava Yollari AO
200,560
0.0
67,284  Turkcell Iletisim
Hizmetleri AS
160,874
0.0
495,055  Turkiye Is Bankasi AS -
Class C
146,812
0.0
52,977  Turkiye Petrol Rafinerileri
AS
307,766
0.1
191,800
(1)
Yapi ve Kredi Bankasi AS
143,656
0.0
2,643,487
0.4
United Arab Emirates : 1.3%
172,651  Abu Dhabi Commercial
Bank PJSC
589,466
0.1
80,644  Abu Dhabi Islamic Bank
PJSC
463,969
0.1
168,333  Abu Dhabi National Oil
Co. for Distribution PJSC
174,681
0.0
182,302  ADNOC Drilling Co.
PJSC
257,812
0.1
336,365
Adnoc Gas PLC
296,638
0.1
108,901  ADNOC Logistics &
Services
155,111
0.0
116,204
Air Arabia PJSC
128,753
0.0
206,529
Aldar Properties PJSC
446,397
0.1
329,303  Dubai Electricity & Water
Authority PJSC
244,288
0.0
163,038
Dubai Islamic Bank PJSC
330,712
0.1
54,319  Emaar Development
PJSC
205,619
0.0
352,758
Emaar Properties PJSC
1,154,379
0.2
103,319  Emirates NBD Bank
PJSC
778,396
0.1
181,678  Emirates
Telecommunications
Group Co. PJSC
938,256
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Arab Emirates (continued)
236,338  First Abu Dhabi Bank
PJSC
$ 1,121,383
0.2
106,665
Salik Co. PJSC
149,995
0.0
7,435,855
1.3
United States : 0.3%
46,500
(1)
BeOne Medicines Ltd. -
Class H
1,043,107
0.2
21,037
(1)
JBS NV - Class A
377,825
0.1
4,845
(1)
Legend Biotech Corp.,
ADR
87,646
0.0
1,508,578
0.3
Total Common Stock
(Cost $423,498,000)
556,314,300
96.2
PREFERRED STOCK : 2.2%
Brazil : 1.3%
14,949
Axia Energia
185,685
0.0
21,169
(1)
Axia Energia
231,068
0.0
289,821  Banco Bradesco SA -
Preference Shares
1,073,152
0.2
99,423  Cia Energetica de Minas
Gerais
241,655
0.0
74,704
Gerdau SA
273,442
0.1
290,917
Itau Unibanco Holding SA
2,441,976
0.4
313,898
Itausa SA
843,549
0.2
245,399
Petroleo Brasileiro SA
2,301,511
0.4
7,592,038
1.3
Chile : 0.1%
7,710
(1)
Sociedad Quimica y
Minera de Chile SA
623,869
0.1
Colombia : 0.1%
24,695
Grupo Cibest SA
453,748
0.1
India : 0.0%
50,140
TVS Motor Co. Ltd.
5,419
0.0
South Korea : 0.7%
1,158
Hyundai Motor Co.
181,197
0.0
2,005  Hyundai Motor Co. -
Second Preference
Shares
317,415
0.1
44,206  Samsung Electronics Co.
Ltd.
3,568,467
0.6
4,067,079
0.7
Total Preferred Stock
(Cost $8,387,563)
12,742,153
2.2
Total Long-Term
Investments
(Cost $431,885,563)
569,056,453
98.4

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 6.7%
Repurchase Agreements : 1.1%
1,701,893
(4)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
03/31/2026, 3.690%, due
04/01/2026 (Repurchase
Amount $1,702,065,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
6.869%, Market Value
plus accrued interest
$1,735,931, due
11/30/27-10/20/75)
$ 1,701,893
0.3
346,786
(4)
Citigroup Global Markets
Inc., Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase Amount
$346,821, collateralized
by various U.S.
Government Securities,
4.250%, Market Value
plus accrued interest
$353,722, due 05/15/35)
346,786
0.1
1,701,893
(4)
Daiwa Capital Markets
America Inc., Repurchase
Agreement dated
03/31/2026, 3.670%, due
04/01/2026 (Repurchase
Amount $1,702,064,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-7.000%, Market
Value plus accrued
interest $1,735,931, due
05/12/27-02/20/66)
1,701,893
0.3
108,632
(4)
Daiwa Capital Markets
America Inc., Repurchase
Agreement dated
03/31/2026, 3.660%,
due 04/01/2026
(Repurchase Amount
$108,643, collateralized
by various U.S.
Government Securities,
0.000%-4.750%, Market
Value plus accrued
interest $110,805, due
05/07/26-05/15/55)
108,632
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
734,321
(4)
Nomura Securities
International, Inc.,
Repurchase Agreement
dated 03/31/2026,
3.670%, due 04/01/2026
(Repurchase Amount
$734,395, collateralized
by various U.S.
Government Agency
Obligations, 1.500%-
6.500%, Market
Value plus accrued
interest $749,007, due
06/01/37-06/20/62)
$ 734,321
0.1
1,701,893
(4)
RBC Dominion Securities
Inc., Repurchase
Agreement dated
0, 3.660%, due
04/01/2026 (Repurchase
Amount $1,702,064,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,735,931, due
05/05/26-01/15/66)
1,701,893
0.3
Total Repurchase
Agreements
(Cost $6,295,418)
6,295,418
1.1
Time Deposits : 0.2%
170,000
(4)
Canadian Imperial Bank
of Commerce,
3.630
%,
04/01/2026 170,000
0.0
160,000
(4)
Cooperatieve Rabobank
UA,
3.620
%,
04/01/2026 160,000
0.0
120,000
(4)
DZ Bank AG,
3.610
%,
04/01/2026 120,000
0.0
160,000
(4)
Landesbank Hessen
Thueringen Girozentrale,
3.640
%,
04/01/2026 160,000
0.0
170,000
(4)
Mizuho Bank Ltd.,
3.640
%,
04/01/2026 170,000
0.1
170,000
(4)
Royal Bank of Canada,
3.700
%,
04/01/2026 170,000
0.1
160,000
(4)
Societe Generale S.A.,
3.620
%,
04/01/2026 160,000
0.0
170,000
(4)
Toronto-Dominion Bank,
3.640
%,
04/01/2026 170,000
0.0
Total Time Deposits
(Cost $1,280,000)
1,280,000
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 5.4%
30,884,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.570%
(Cost $30,884,000) $ 30,884,000 5.4
Total Short-Term
Investments
(Cost $38,459,418)
$ 38,459,418
6.7
Total Investments in
Securities
(Cost $470,344,981) $ 607,515,871 105.1
Liabilities in Excess of
Other Assets (29,624,291) (5.1)
Net Assets $ 577,891,580 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Security, or a portion of the security, is on loan.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of March 31, 2026.
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 32.0%
Financials 20.8
Consumer Discretionary 10.0
Communication Services 7.7
Industrials 7.1
Materials 7.0
Energy 4.1
Consumer Staples 3.4
Health Care 2.9
Utilities 2.3
Real Estate 1.1
Short-Term Investments 6.7
Liabilities in Excess of Other Assets (5.1)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 2,729,559 $ — $ 2,729,559
Brazil 20,695,612 — — 20,695,612
Chile 2,445,418 — — 2,445,418
China 10,333,431 131,785,094 — 142,118,525
Colombia 522,326 — — 522,326
Czechia 407,247 389,564 — 796,811
Egypt — 449,980 — 449,980
Greece 475,377 2,380,099 — 2,855,476
Hong Kong — 400,223 — 400,223
Hungary 261,458 1,533,348 — 1,794,806
India 2,612,080 67,873,738 — 70,485,818
Indonesia 1,196,061 3,825,427 — 5,021,488
Kuwait 2,182,458 1,401,353 — 3,583,811
Luxembourg 248,769 — — 248,769
Malaysia 555,227 6,270,855 — 6,826,082
Mexico 12,446,513 — — 12,446,513
Peru 1,590,754 — — 1,590,754
Philippines 764,141 1,238,700 — 2,002,841
Poland 151,369 6,207,172 — 6,358,541
Qatar 2,110,847 1,261,165 — 3,372,012
Romania 253,445 — — 253,445
Saudi Arabia 227,112 16,803,681 — 17,030,793
South Africa 3,047,867 14,386,482 — 17,434,349
South Korea 353,090 86,742,143 — 87,095,233
Taiwan 769,848 129,042,042 — 129,811,890
Thailand 892,720 5,462,585 — 6,355,305
Turkey — 2,643,487 — 2,643,487
United Arab Emirates 128,753 7,307,102 — 7,435,855
United States 465,471 1,043,107 — 1,508,578
Total Common Stock 65,137,394 491,176,906 — 556,314,300
Preferred Stock 8,675,074 4,067,079 — 12,742,153
Short-Term Investments 30,884,000 7,575,418 — 38,459,418
Total Investments, at fair value $ 104,696,468 $ 502,819,403 $ — $ 607,515,871
Liabilities Table
Other Financial Instruments+
Futures $ (340,207) $ — $ — $ (340,207)
Total Liabilities $ (340,207) $ — $ — $ (340,207)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
At March 31, 2026, the following futures contracts were outstanding for Voya VACS Index Series EM Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
MSCI Emerging Markets Index 180 06/19/26 $ 13,091,400 $ (340,207)
$ 13,091,400 $ (340,207)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 163,115,528
Gross Unrealized Depreciation (25,944,638)
Net Unrealized Appreciation $ 137,170,890